SHARE PREMIUM ACCOUNT	12 Months Ended
Dec. 31, 2022
Disclosure For Share Premium Account Explanatory [Abstract]
SHARE PREMIUM ACCOUNT
NOTE 40: SHARE PREMIUM ACCOUNT

	2022 £m	2021 £m	2020 £m
At 1 January	18,479	17,863	17,751
Issued under employee share schemes	25	19	112
Redemption of preference shares[1]	–	597	–
At 31 December	18,504	18,479	17,863
1    During the year ended 31 December 2021, the Company redeemed certain tranches of its preference shares, which had been accounted for as subordinated liabilities. On redemption an amount of £17 million was transferred from the distributable merger reserve to the capital redemption reserve and £597 million was transferred from the distributable merger reserve to the share premium account, with these amounts representing the nominal value of the shares redeemed and premium upon original issuance respectively.